FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease (Details) $ in Thousands	3 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2017 USD ($) Aircraft Lessee	Sep. 30, 2016 Aircraft	Dec. 31, 2017 USD ($) Aircraft Lessee Country	Dec. 31, 2016 USD ($) Aircraft Lessee Country	Dec. 31, 2015 USD ($) Aircraft	Dec. 31, 2016 USD ($) Aircraft Lessee	Sep. 30, 2017 Aircraft
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held | Aircraft	84		84	75		75
Number of aircraft on lease | Aircraft			82	75
Number of lessees | Lessee	43		43	41		41
Number of countries in which lessees operate | Country			27	26
Number of aircraft off lease | Aircraft	2		2
Number of aircraft held for sale | Aircraft							1
Gain (loss) on sale of aircraft | $			$ 3,926	$ 27,195	$ 28,959
Aircraft impairment | $			22,000	96,122	$ 66,093
Cost | $	$ 3,574,202		3,574,202	3,180,160		$ 3,180,160
Accumulated depreciation | $	(612,458)		(612,458)	(486,339)		(486,339)
Flight equipment held for operating lease, net | $	2,961,744		2,961,744	2,693,821		$ 2,693,821
Major maintenance expenditures capitalized | $			$ 7,400	$ 5,700
Air Berlin [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease | Aircraft			2
Air Berlin [Member] | A321-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease | Aircraft			1
Aircraft impairment | $			$ 0
Air Berlin [Member] | A330-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease | Aircraft			1
Aircraft impairment | $			$ 22,000
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft purchased | Aircraft			10	10
Capitalized cost of aircraft purchased | $			$ 438,100	$ 545,800
Number of aircraft sold | Aircraft			0	13	12
Number of aircraft sold for gain | Aircraft				12
Gain (loss) on sale of aircraft | $				$ 15,200	$ (4,000)
Gain on extinguishment of debt | $				600
Aircraft impairment | $				$ 96,122	$ 66,093
Flight Equipment Held For Operating Lease [Member] | Narrow-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft | Aircraft				1	11
Number of impaired aircraft sold | Aircraft		1				10
Flight Equipment Held For Operating Lease [Member] | Wide-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft | Aircraft				3	3
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Operating Leases [Abstract]
Gain (loss) on sale of aircraft | $	$ 3,900			$ 5,000	$ 33,000